UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series N Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Bond Allocation

Target Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,

Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2008 (Unaudited)	Series S Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stock
Finance — 0.3%
Goldman Sachs Capital Trust II, Unsecured Notes,
3.45%(a)(b)
(Cost — $175,000) — 0.3%	$175	$124,149

U.S. Government & Agency Obligations
Federal Home Loan Bank Bonds,
3.50%, 7/16/10	400	401,850
U.S. Treasury Notes,
2.00%, 2/28/10	5,600	5,559,311

Total U.S. Government & Agency Obligations (Cost — $6,017,703) — 13.2%		5,961,161

Mortgage Pass-Throughs
Federal Home Loan Mortgage Corp. ARM,
4.41%, 6/01/33(a)	293	296,334
5.51%, 7/01/34(a)	31	31,582
4.75%, 4/01/35(a)	566	570,390
4.72%, 8/01/35(a)	654	659,938
6.04%, 11/01/36(a)	998	1,019,525
Federal National Mortgage Assoc. 30 Year,
6.50%, 7/01/38(c)	200	205,812
Federal National Mortgage Assoc. ARM,
4.05%, 10/01/33(a)	165	165,655
4.28%, 1/01/34(a)	262	264,255
4.76%, 7/01/34(a)	85	85,790
4.85%, 6/01/35(a)	220	222,404
5.33%, 10/01/35(a)	544	544,062
Government National Mortgage Assoc. II ARM,
4.75%, 10/20/34-11/20/34(a)	400	401,777

Total Mortgage Pass-Throughs (Cost — $4,426,228) — 9.9%		4,467,524

Collateralized Mortgage Obligations
Banc of America Funding Corp., Series 04-C, Class 4A1,
2.81%, 12/20/34(a)	29	21,156
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
2.85%, 11/25/34(a)	19	15,136
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.40%, 10/25/34(a)	272	251,952
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5,
5.50%, 8/25/35	57	49,849
Countrywide Home Loans, Series 04-HYB1, Class 2A,
4.21%, 5/20/34(a)	509	514,109
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	611	617,840
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	670	683,969
Federal Home Loan Mortgage Corp., Series 3165, Class NA,
5.50%, 2/15/26	333	339,240
Federal Home Loan Mortgage Corp., Series 3280, Class MA,
5.50%, 5/15/26	2,911	2,968,821
Federal National Mortgage Assoc. Series 06-99, Class PA,
5.50%, 5/25/30	1,367	1,395,787
Federal National Mortgage Assoc., Series 03-67, Class GL,
3.00%, 1/25/25	556	553,738
Federal National Mortgage Assoc., Series 05, Class PA,
5.50%, 9/25/24	234	236,641
Federal National Mortgage Assoc., Series 05-48, Class OH,
5.00%, 7/25/26	223	224,920
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	384	390,476
Federal National Mortgage Assoc., Series 05-63, Class PA,
5.50%, 10/25/24	412	415,938
Federal National Mortgage Assoc., Series 06, Class 0A,
6.00%, 3/25/27	679	693,123
Federal National Mortgage Assoc., Series 06, Class JA,
5.50%, 5/25/20	502	507,429
Federal National Mortgage Assoc., Series 3186, Class NA,
6.00%, 7/15/27	676	692,533
First Horizon Commercial Mortgage Trust, Series 03-AR4, Class 2A1,
4.39%, 12/25/33(a)	203	198,336
First Horizon Mortgage Pass-Through Trust, Series 04-AR6, Class 2A1,
4.75%, 12/25/34(a)	420	400,222
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1,
5.62%, 10/25/35(a)	173	168,897
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(a)	392	385,321

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	ARM	Adjustable Rate Mortgage	RB	Revenue Bond
	COP	Certificate of Participation	REIT	Real Estate Investment Trust
	IDRB	Industrial Development Revenue Bond	TBA	To be announced
	PCRB	Pollution Control Revenue Bond	TBD	To be determined

JUNE 30, 2008	1

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(a)	$846	$835,232
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(a)	449	419,271
Thornburg Mortgage Securities Trust, Series 05-4, Class A4,
2.68%, 12/25/45(a)	331	328,713
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1,
3.99%, 12/25/34(a)	720	703,024
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2, Class 2A1,
4.55%, 3/25/35(a)	615	594,014

Total Collateralized Mortgage Obligations (Cost — $14,595,125) — 32.4%		14,605,687

Commercial Mortgage Backed Securities
ARM Trust, Series 05-9, Class 5A1,
2.75%, 11/25/35(a)	34	26,103
Banc of America Mortgage Securities, Series 04-A, Class 2A2,
4.10%, 2/25/34(a)	484	464,502
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	500	518,698
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	645	659,378
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	273	276,364
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3,
5.60%, 7/15/35	250	249,725
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	264	274,274
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2,
6.42%, 8/15/08	41	40,572
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2,
6.18%, 5/15/33	166	166,309
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	215	222,544
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	315	323,203
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2,
6.24%, 10/15/10	71	72,408
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(d)	308	313,596
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(a)	548	543,204
Morgan Stanley Dean Witter Capital I, Inc., Series 01, Class A4,
6.39%, 7/15/33	265	270,758
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2,
7.07%, 1/18/09(a)	105	105,631
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 12/18/33	499	511,469
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2,
4.47%, 3/18/36	106	104,320
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	386	392,935

Total Commercial Mortgage Backed Securities (Cost — $5,579,406) — 12.3%		5,535,993

Asset Backed Securities
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
2.53%, 10/25/36(a)	208	200,942
Chase Issuance Trust, Series 05, Class A5,
2.53%, 2/15/12(a)	900	896,763
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/11	520	516,599
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/09	400	403,758
Citibank Credit Card Issuance Trust, Series 06-A5, Class A5,
5.30%, 5/20/11	495	503,131
Ford Credit Auto Owner Trust, Series 06-A, Class A3,
5.05%, 3/15/10	178	179,445
GSAA Home Equity Trust, Series 04-11, Class 2A2,
2.80%, 12/25/34(a)	20	17,966
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	322	324,764
PG&E Energy Recovery Funding LLC, Series 05-1, Class A4,
4.37%, 6/25/12	335	333,464
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
2.60%, 11/25/35(a)	7	6,916
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
2.54%, 10/25/30(a)	178	174,433
Residential Asset Securities Corp., Series 06-KS7, Class A1,
2.53%, 9/25/36(a)	93	91,866
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B,
2.93%, 7/27/26(a)	800	794,630
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.00%, 10/25/16(a)	1,000	1,013,560
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	500	506,200

2	JUNE 30, 2008

Schedule of Investments (concluded)	Series S Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
USAA Auto Owner Trust, Series 06-1, Class A3,
5.01%, 9/15/10	$158	$158,767

Total Asset Backed Securities (Cost — $6,113,589) — 13.6%		6,123,204

Corporate Bonds
Finance — 0.9%
John Deere Capital Corp., Unsecured Notes,
4.50%, 8/25/08(e)	400	400,724

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.18%, 9/15/09(a)	50	49,428

Yankee — 0.0%
Oil & Gas — 0.0%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(a)(f)	19	19,010

Total Corporate Bonds (Cost — $468,558) — 1.0%		469,162

	Shares
Short-Term Investment
Galileo Money Market Fund, 2.32%(g)
(Cost — $8,016,625) — 17.7%	8,016,625	8,016,625

Total Investments (Cost — $45,392,234*) — 100.4%		45,303,505
Liabilities in Excess of Other Assets — (0.4)%		(174,762)

Net Assets — 100.0%		$45,128,743

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,392,234

Gross unrealized appreciation	$223,979
Gross unrealized depreciation	(312,708)

Net unrealized depreciation	$(88,729)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	All or a portion of security, with a market value of $350,634 has been pledged as collateral in connection with open financial futures contracts.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Represents current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
171	U.S. Treasury Notes (2 Year)	September 2008	$36,115,735	$125,490

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
2	U.S. Treasury Notes (5 Year)	September 2008	$221,109	$(1,934)
64	U.S. Treasury Notes (10 Year)	September 2008	$7,291,000	(118,660)
15	U.S. Treasury Bonds (20 Year)	September 2008	$1,733,906	(31,033)

Total Net Unrealized Depreciation				$(151,627)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	3

Schedule of Investments June 30, 2008 (Unaudited)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks
Banks — 3.7%
Bank of America Corp., Depositary Shares,
8.00%(a)(b)	$4,495	$4,211,231
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(a)	900	849,896
JPMorgan Chase & Co., Depositary Shares,
7.90%(b)	4,300	4,031,852
JPMorgan Chase Capital XXII, Capital Securities,
6.45%, 2/02/37	200	171,427
JPMorgan Chase Capital XXIII, Capital Securities,
3.68%, 5/15/47(a)	500	382,369
State Street Capital Trust III, Capital Securities,
8.25%(a)(b)	2,900	2,955,999
State Street Capital Trust IV, Capital Securities,
3.78%, 6/15/37(a)	1,075	825,319
Wachovia Corp., Preferred Stock,
7.98%(a)(b)	3,150	2,892,960

		16,321,053

Finance — 1.1%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(c)	2,325	2,188,078
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures,
6.40%, 12/15/66(a)(c)	50	31,435
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(a)(b)	4,070	2,655,675
Rabobank Capital Funding Trust II, Capital Securities,
5.26%(b)(c)	75	68,706

		4,943,894

Insurance — 0.0%
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66(a)	75	68,315

Yankee — 2.7%
Banks — 1.8%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(b)(c)(d)	100	85,254
7.43%(a)(b)(c)(d)	2,820	2,645,095
Credit Agricole SA (France), Unsecured Notes,
6.64%(a)(b)(c)(d)	2,925	2,435,899
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(a)(b)(c)(d)	2,000	1,800,056
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%, 9/29/17(a)(d)	1,100	1,005,762

		7,972,066

Finance — 0.9%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%, 5/15/17(a)(d)	4,760	3,968,164

Total Trust Preferred Stocks (Cost — $37,820,346) — 7.5%		33,273,492

U.S. Government & Agency Obligations
U.S. Treasury Bonds,
5.00%, 5/15/37(e)	4,625	4,970,432
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/27	1,200	1,339,853
U.S. Treasury Notes,
2.63%, 5/31/10(e)	10,425	10,431,516
3.50%, 5/31/13	50	50,371
3.88%, 5/15/18(e)	5,145	5,101,993

Total U.S. Government & Agency Obligations (Cost — $21,655,296) — 4.9%		21,894,165

Corporate Bonds
Aerospace — 1.0%
Lockheed Martin Corp., Unsecured Notes,
6.15%, 9/01/36	1,020	1,009,125
Northrop Grumman Corp., Debentures,
7.88%, 3/01/26	1,000	1,177,332
Northrop Grumman Corp., Senior Debentures,
7.75%, 2/15/31	75	88,300
Northrop Grumman Corp., Senior Unsecured Notes,
7.13%, 2/15/11	2,000	2,132,078
Raytheon Co., Unsecured Notes,
5.38%, 4/01/13	50	52,041

		4,458,876

Banks — 15.6%
Bank of America Corp., Senior Unsecured Notes,
4.50%, 8/01/10(e)	5,000	4,998,140
5.38%, 8/15/11	2,205	2,236,911
6.00%, 9/01/17	3,000	2,890,536
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	2,000	1,934,986
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	65	67,791
5.30%, 3/15/17	3,000	2,753,847
Bank of New York Mellon Corp., Senior Notes,
4.50%, 4/01/13	3,000	2,924,424
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 1/07/16(e)	4,375	4,084,789
6.00%, 8/15/17	1,500	1,430,805
Citigroup, Inc., Subordinated Notes,
5.50%, 2/15/17	75	68,396
5.88%, 2/22/33	20	16,545
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10	65	64,398
4.63%, 8/03/10	1,600	1,593,365
HSBC Bank USA, Subordinated Notes,
4.63%, 4/01/14	9,750	9,259,916
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18	2,050	1,996,991
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	8,075	7,875,321
Northern Trust Corp., Subordinated Notes,
4.60%, 2/01/13	125	121,423
State Street Corp., Subordinated Notes,
7.65%, 6/15/10	50	52,489
U.S. Bank N.A., Subordinated Bank Notes,
6.38%, 8/01/11	2,500	2,611,222

4	JUNE 30, 2008

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Banks (Continued)
U.S. Bank N.A., Senior Bank Notes,
4.40%, 8/15/08	$550	$550,604
UBS AG, Senior Notes,
5.88%, 12/20/17	3,400	3,307,350
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	1,400	1,219,946
Wachovia Corp., Senior Notes,
4.38%, 6/01/10	300	293,282
5.75%, 2/01/18	1,500	1,367,123
Wachovia Corp., Subordinated Notes,
5.25%, 8/01/14	185	172,251
Wachovia Corp., Unsecured Notes,
2.90%, 3/15/11(a)	2,500	2,360,198
5.30%, 10/15/11	1,000	977,780
5.50%, 5/01/13	1,200	1,148,521
Wells Fargo & Co., Unsecured Notes,
4.88%, 1/12/11	5,000	5,068,930
4.38%, 1/31/13	5,500	5,325,689

		68,773,969

Broadcasting — 2.4%
Cox Communications, Inc., Senior Unsecured Notes,
7.13%, 10/01/12	2,250	2,348,453
Cox Communications, Inc., Unsecured Notes,
4.63%, 6/01/13	5,000	4,733,385
News America, Inc., Senior Debentures,
7.28%, 6/30/28	1,075	1,104,781
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35	2,500	2,365,795

		10,552,414

Business Services — 0.7%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37	3,000	3,213,009

Chemicals — 0.0%
E. I. DuPont de Nemours & Co., Senior Debentures,
6.50%, 1/15/28	40	41,811

Computer & Office Equipment — 1.3%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17	5,575	5,658,151

Computer Software & Services — 1.8%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18	1,800	1,798,461
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	4,100	4,034,277
Thomson Reuters Corp., Unsecured Notes,
5.95%, 7/15/13	2,300	2,309,246

		8,141,984

Consumer Products — 0.5%
General Mills, Inc., Senior Unsecured Notes,
5.20%, 3/17/15	2,375	2,318,679

Energy & Utilities — 6.0%
Carolina Power & Light Co., First Mortgage Bonds,
6.30%, 4/01/38	750	757,080
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
6.00%, 5/15/18	1,350	1,293,887
CenterPoint Energy, Inc., Senior Unsecured Notes,
5.95%, 2/01/17	50	47,337
Cleveland Electric Illuminating Co., Senior Unsecured Notes,
5.65%, 12/15/13	450	444,887
Duke Energy Corp., First Mortgage Bonds,
4.50%, 4/01/10	1,250	1,258,892
5.25%, 1/15/18	450	444,090
Duke Energy Indiana, Inc., Senior Debentures,
5.00%, 9/15/13	1,420	1,394,683
Florida Power & Light Co., First Mortgage Bonds,
5.85%, 2/01/33	70	68,190
4.95%, 6/01/35	750	641,635
5.95%, 2/01/38	2,725	2,693,815
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	1,000	958,770
Georgia Power Co., Senior Unsecured Notes,
5.25%, 12/15/15	1,050	1,048,176
Kiowa Power Partners LLC, Senior Secured Notes,
4.81%, 12/30/13(c)	18	17,265
MidAmerican Energy Holdings Co., Debentures,
6.13%, 4/01/36	25	24,007
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.30%, 3/15/18	675	656,109
5.75%, 4/01/18(c)	1,195	1,183,650
5.80%, 10/15/36	75	69,762
NiSource Finance Corp., Unsecured Notes,
3.21%, 11/23/09(a)	25	24,303
Northern States Power Co., First Mortgage Bonds,
5.25%, 3/01/18	1,350	1,332,014
Progress Energy Florida, Inc., First Mortgage Bonds,
6.35%, 9/15/37	1,875	1,904,113
Progress Energy, Inc., Senior Unsecured Notes,
7.00%, 10/30/31	100	105,912
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38	255	252,082
Toledo Edison Co., Senior Unsecured Notes,
6.15%, 5/15/37	400	346,906
Transocean, Inc., Senior Unsecured Notes,
6.00%, 3/15/18	2,750	2,754,114
Virginia Electric and Power Co., Senior Unsecured Notes,
6.00%, 1/15/36	1,550	1,445,036
Virginia Electric and Power Co., Unsecured Notes,
5.40%, 1/15/16	3,000	2,931,450
Xcel Energy, Inc., Senior Unsecured Notes,
6.50%, 7/01/36	775	776,687
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	1,610	1,632,563

		26,507,415

Entertainment & Leisure — 3.0%
Comcast Cable Communications, Inc., Senior Unsecured Notes,
6.75%, 1/30/11	4,115	4,263,045
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	50	54,278
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	3,000	2,851,875
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	2,000	1,899,602
6.55%, 5/01/37	3,000	2,763,003
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	95	96,620

JUNE 30, 2008	5

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Entertainment & Leisure (Continued)
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	$100	$102,228
6.88%, 5/01/12	1,000	1,023,050
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	25	26,866

		13,080,567

Finance — 22.5%
Allstate Life Global Funding Trust, Secured Notes,
4.50%, 5/29/09(e)	9,050	9,064,218
American Express Co., Senior Unsecured Notes,
4.75%, 6/17/09	550	547,947
American General Finance Corp., Senior Unsecured Notes,
3.88%, 10/01/09(f)	400	391,758
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	3,375	3,161,879
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,275	3,405,253
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	500	493,153
6.40%, 10/02/17	1,050	1,037,601
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes,
3.88%, 1/15/09	5,000	4,992,340
General Electric Capital Corp., Senior Unsecured Notes,
6.13%, 2/22/11	1,300	1,358,269
5.63%, 5/01/18	4,000	3,868,220
6.75%, 3/15/32	90	90,626
General Electric Capital Corp., Unsecured Notes,
3.60%, 10/15/08	95	94,922
5.00%, 11/15/11	100	101,923
5.63%, 9/15/17	1,500	1,466,895
6.15%, 8/07/37	6,350	5,958,700
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13	2,050	2,047,237
Golden West Financial Corp., Senior Unsecured Notes,
4.75%, 10/01/12(e)	6,825	6,542,936
Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13(e)	12,425	12,162,336
The Goldman Sachs Group, Inc., Unsecured Notes,
5.35%, 1/15/16	350	333,218
6.25%, 9/01/17	1,500	1,482,844
5.95%, 1/18/18	3,200	3,071,862
Hartford Financial Services Group, Inc., Senior Notes,
5.55%, 8/16/08	2,500	2,504,465
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13	5,000	4,732,525
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 7/18/11	150	144,826
4.48%, 9/15/22(a)	1,200	1,162,684
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,225	2,090,221
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	430	406,924
6.00%, 7/19/12	5,600	5,421,623
Morgan Stanley, Senior Notes,
5.63%, 1/09/12(e)	8,100	8,106,010
5.45%, 1/09/17	300	272,469
5.55%, 4/27/17(e)	6,200	5,545,261
6.25%, 8/28/17	2,250	2,097,697
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	50	51,290
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	200	197,719
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(c)	2,125	2,121,356
Student Loan Marketing Corp., Unsecured Notes,
2.92%, 12/15/08(a)(c)	1,300	1,299,792
5.40%, 10/25/11	1,900	1,735,059
UnitedHealth Group, Inc., Unsecured Notes,
5.80%, 3/15/36	45	37,246

		99,601,304

Food & Agriculture — 2.6%
Kellogg Co., Senior Unsecured Notes,
5.13%, 12/03/12	4,425	4,483,198
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 11/01/11	1,615	1,629,453
6.50%, 8/11/17	2,075	2,077,641
6.13%, 2/01/18	3,500	3,402,283

		11,592,575

Insurance — 4.4%
American General Corp., Senior Unsecured Notes,
7.50%, 8/11/10	105	109,210
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08(c)	660	657,760
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37	1,400	1,273,779
John Hancock Financial Services, Inc., Senior Unsecured Notes,
5.63%, 12/01/08	25	25,217
Lincoln National Corp., Senior Unsecured Notes,
6.15%, 4/07/36	1,500	1,382,322
Marsh & McLennan Co., Inc., Senior Unsecured Notes,
5.15%, 9/15/10	25	24,832
MetLife, Inc., Senior Notes,
5.38%, 12/15/12(e)	4,400	4,440,326
MetLife, Inc., Senior Unsecured Notes,
6.13%, 12/01/11	1,200	1,249,472
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(c)	2,550	2,510,955
Metropolitan Life Global Funding, Inc., Unsecured Notes,
4.25%, 7/30/09(c)	200	198,514
Protective Life Corp., Secured Notes,
3.70%, 11/24/08	2,000	1,993,258
Prudential Financial, Inc., Senior Notes,
6.63%, 12/01/37	875	820,986
Prudential Financial, Inc., Unsecured Notes,
5.70%, 12/14/36	1,375	1,166,030
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(c)(e)	1,700	1,729,978

6	JUNE 30, 2008

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (Continued)
WellPoint, Inc., Unsecured Notes,
5.00%, 12/15/14	$1,825	$1,712,485

		19,295,124

Manufacturing — 2.0%
Alcoa, Inc., Senior Unsecured Notes,
5.87%, 2/23/22	130	118,918
Cisco Systems, Inc., Senior Unsecured Notes,
5.25%, 2/22/11	1,550	1,595,863
Hewlett-Packard Co., Unsecured Notes,
5.25%, 3/01/12	3,000	3,073,506
Honeywell International, Inc., Senior Unsecured Notes,
5.30%, 3/15/17	2,835	2,817,225
International Paper Co., Senior Unsecured Notes,
7.95%, 6/15/18	1,150	1,143,599

		8,749,111

Medical & Medical Services — 0.7%
Aetna, Inc., Senior Unsecured Notes,
6.63%, 6/15/36	195	187,251
Hospira, Inc., Unsecured Notes,
6.05%, 3/30/17	1,660	1,602,011
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37	1,275	1,245,192

		3,034,454

Medical Instruments & Supplies — 0.2%
Johnson & Johnson, Unsecured Notes,
5.55%, 8/15/17	1,000	1,041,302

Metal & Mining — 0.5%
United States Steel Corp., Senior Unsecured Notes,
5.65%, 6/01/13	2,450	2,385,474

Motor Vehicles — 0.9%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,000	2,039,486
8.50%, 1/18/31	1,500	1,734,321
Nissan Motor Acceptance Corp., Unsecured Notes,
4.63%, 3/08/10(c)	25	24,987

		3,798,794

Oil & Gas — 1.6%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.18%, 9/15/09(a)	2,040	2,016,644
5.95%, 9/15/16	3,000	3,001,611
6.45%, 9/15/36	485	478,738
Apache Corp., Unsecured Notes,
6.00%, 1/15/37	940	922,357
Devon Energy Corp., Senior Debentures,
7.95%, 4/15/32	450	533,935
Devon Financing Corp., Senior Unsecured Notes,
6.88%, 9/30/11	90	95,522
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	25	25,899
Nakilat, Inc., Senior Unsecured Notes,
6.07%, 12/31/33(c)	25	22,111

		7,096,817

Paper & Forest Products — 0.2%
Weyerhaeuser Co., Debentures,
7.13%, 7/15/23	750	720,306

Pharmaceuticals — 5.0%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	2,575	2,692,744
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	2,500	2,332,122
Eli Lilly & Co., Unsecured Notes,
5.20%, 3/15/17	1,500	1,497,680
5.55%, 3/15/37	2,975	2,805,238
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13	155	155,235
Merck & Co., Inc., Unsecured Notes,
5.75%, 11/15/36	3,500	3,344,477
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes,
5.55%, 2/01/16	2,400	2,345,134
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36	1,000	957,412
Wyeth, Unsecured Notes,
5.50%, 2/15/16	3,110	3,125,665
5.45%, 4/01/17	1,500	1,479,380
5.95%, 4/01/37	1,175	1,134,153

		21,869,240

Real Estate — 0.0%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
6.13%, 11/01/12	100	100,215

Retail Merchandising — 4.8%
CVS Caremark Corp., Senior Unsecured Notes,
4.00%, 9/15/09	75	74,593
CVS Caremark Corp., Unsecured Notes,
5.75%, 6/01/17	4,450	4,376,802
Federated Department Stores, Inc., Senior Unsecured Notes,
6.63%, 9/01/08	50	50,057
Home Depot, Inc., Senior Unsecured Notes,
4.63%, 8/15/10	125	123,349
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	70	68,601
Target Corp., Senior Unsecured Notes,
7.50%, 8/15/10	200	214,143
5.13%, 1/15/13	6,000	6,067,674
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.88%, 8/10/09	2,000	2,073,522
6.50%, 8/15/37	1,000	1,029,153
Wal-Mart Stores, Inc., Unsecured Notes,
4.13%, 7/01/10	4,210	4,265,913
5.00%, 4/05/12	2,000	2,073,266
5.25%, 9/01/35	675	586,450

		21,003,523

Telecommunications — 7.1%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	3,000	3,302,301
AT&T, Inc., Unsecured Notes,
5.63%, 6/15/16	1,500	1,485,481
5.50%, 2/01/18	3,500	3,391,528
6.45%, 6/15/34	60	57,928
6.50%, 9/01/37	2,775	2,685,698
BellSouth Capital Funding Corp., Senior Unsecured Notes,
7.75%, 2/15/10	3,130	3,290,178
6.55%, 6/15/34	3,000	2,897,334

JUNE 30, 2008	7

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Telecommunications (Continued)
BellSouth Capital Funding Corp., Unsecured Notes,
2.78%, 8/15/08(a)	$5,000	$4,996,840
Embarq Corp., Unsecured Notes,
8.00%, 6/01/36	500	472,991
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	975	811,687
Sprint Capital Corp., Senior Unsecured Notes,
6.38%, 5/01/09	100	100,000
8.38%, 3/15/12	300	297,000
Verizon Communications, Inc., Senior Unsecured Notes,
6.10%, 4/15/18	3,350	3,325,800
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37	3,625	3,338,806
Verizon Global Funding Corp., Senior Unsecured Notes,
6.88%, 6/15/12	600	635,756
Verizon Maryland, Inc., Senior Debentures,
6.13%, 3/01/12	305	309,844

		31,399,172

Transportation — 2.2%
Burlington North Santa Fe Corp., Debentures,
5.65%, 5/01/17	425	415,448
Norfolk Southern Corp., Senior Unsecured Notes,
8.63%, 5/15/10	1,500	1,607,061
Union Pacific Corp., Unsecured Notes,
3.88%, 2/15/09	100	99,835
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38	4,000	4,054,340
United Technologies Corp., Senior Unsecured Notes,
6.35%, 3/01/11	125	131,530
United Technologies Corp., Unsecured Notes,
6.05%, 6/01/36	3,650	3,616,154

		9,924,368

Yankee — 19.1%
Banks — 1.8%
HSBC Holdings Plc (United Kingdom), Subordinated Notes,
6.80%, 6/01/38(d)	2,180	2,052,954
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
5.00%, 11/12/13(d)	3,000	2,983,404
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(d)	3,000	2,862,648

		7,899,006

Broadcasting — 0.4%
British Sky Broadcasting Group Plc (United Kingdom), Senior Notes,
6.10%, 2/15/18(c)(d)	2,000	1,967,352

Energy & Utilities — 3.6%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(d)	2,170	2,125,849
5.90%, 2/01/18(d)	2,250	2,235,596
6.25%, 3/15/38(d)	1,110	1,041,375
ConocoPhillips Funding Co. (Canada), Unsecured Notes,
5.30%, 4/15/12(d)(e)	5,200	5,345,881
Nexen, Inc. (Canada), Unsecured Notes,
6.40%, 5/15/37(d)	1,025	970,508
Petro-Canada (Canada), Senior Unsecured Notes,
5.35%, 7/15/33(d)	1,000	813,099
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(d)	2,050	2,054,492
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(d)	1,025	994,361
Trans-Canada Pipelines (Canada), Debentures,
5.85%, 3/15/36(d)	500	443,136

		16,024,297

Finance — 3.1%
Covidien International Finance SA (Luxembourg), Senior Unsecured Notes,
6.00%, 10/15/17(d)	2,300	2,327,814
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(d)	4,775	4,780,458
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(c)(d)	1,475	1,468,761
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(d)	2,050	2,072,202
5.90%, 12/01/17(d)	1,900	1,909,686
Rio Tinto Finance Ltd. (Australia), Unsecured Notes,
2.63%, 9/30/08(d)	50	49,852
5.00%, 7/15/13(d)	1,250	1,256,930

		13,865,703

Food & Agriculture — 0.8%
Tesco Plc (United Kingdom), Unsecured Notes,
5.50%, 11/15/17(c)(d)	3,540	3,444,388

Manufacturing — 0.4%
AstraZeneca Plc (United Kingdom), Unsecured Notes,
5.90%, 9/15/17(d)	1,500	1,537,500
Siemens Financieringsmat (Netherlands), Unsecured Notes,
5.50%, 2/16/12(c)(d)	100	103,179

		1,640,679

Metal & Mining — 0.1%
Alcan, Inc. (Canada), Unsecured Notes,
6.13%, 12/15/33(d)	525	472,458
Falconbridge Ltd. (Canada), Unsecured Notes,
6.00%, 10/15/15(d)	75	72,221

		544,679

Oil & Gas — 2.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
2.81%, 4/09/09(a)(d)	19	19,010
Western Oil Sands, Inc. (Canada), Senior Secured Notes,
8.38%, 5/01/12(d)(e)	8,650	9,410,473

		9,429,483

8	JUNE 30, 2008

Schedule of Investments (concluded)	Series C Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Yankee (Continued)
Telecommunications — 6.3%
America Movil SAB de CV (Mexico), Unsecured Notes,
6.38%, 3/01/35(d)	$1,500	$1,424,839
British Telecommunications Group Plc (United Kingdom), Senior Unsecured Notes,
9.13%, 12/15/30(a)(d)	750	901,564
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(d)	1,500	1,721,067
France Telecom (France), Senior Unsecured Notes,
8.50%, 3/01/31(a)(d)	500	605,220
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(d)	2,125	2,249,508
Telecom Italia Capital (Italy), Senior Unsecured Notes,
4.00%, 1/15/10(d)	75	73,992
5.25%, 11/15/13(d)	5,210	4,921,606
7.20%, 7/18/36(d)	1,500	1,450,425
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(d)	100	91,515
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
7.05%, 6/20/36(d)	1,075	1,103,219
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(d)	1,600	1,686,323
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(d)(e)	7,150	7,471,514
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.75%, 3/15/16(d)	2,000	1,959,929
6.15%, 2/27/37(d)	2,125	1,943,349

		27,604,070

Transportation — 0.5%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
6.38%, 10/15/11(d)	50	51,998
6.25%, 8/01/34(d)	2,000	1,951,422

		2,003,420

Total Corporate Bonds (Cost — $478,183,209) — 106.1%		468,781,731

	Shares
Short-Term Investment
Galileo Money Market Fund, 2.32%(g)
(Cost — $262,980) — 0.1%	262,980	262,980

Total Investments (Cost — $537,921,831*) — 118.6%		524,212,368
Liabilities in Excess of Other Assets — (18.6)%		(82,367,684)

Net Assets — 100.0%		$441,844,684

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$537,956,053

Gross unrealized appreciation	$2,006,151
Gross unrealized depreciation	(15,749,836)

Net unrealized depreciation	$(13,743,685)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	All or a portion of security, with a market value of $89,985,453 has been pledged as collateral for reverse repurchase agreements.

(f)	All or a portion of security, with a market value of $372,170 has been pledged as collateral in connection with open financial futures contracts.

(g)	Represents current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date (1)	Net Closing Amount	Par
Lehman Brothers	1.90%	06/30/08	TBD	$8,421,000	$8,421,000
Lehman Brothers	2.75%	06/16/08	TBD	$5,050,370	$5,044,975
Lehman Brothers	2.75%	06/16/08	TBD	$5,372,740	$5,367,000
Lehman Brothers	2.75%	06/16/08	TBD	$8,966,654	$8,957,075
Lehman Brothers	2.75%	06/16/08	TBD	$5,086,684	$5,081,250
Lehman Brothers	2.75%	06/16/08	TBD	$8,617,206	$8,608,000
Lehman Brothers	2.75%	06/16/08	TBD	$7,780,262	$7,771,950
Lehman Brothers	2.00%	06/16/08	TBD	$2,081,968	$2,080,350
Credit Suisse	2.75%	06/04/08	TBD	$4,044,016	$4,036,000
Credit Suisse	2.75%	06/04/08	TBD	$6,317,522	$6,305,000
Credit Suisse	2.75%	06/04/08	TBD	$11,856,502	$11,833,000
Credit Suisse	2.75%	06/04/08	TBD	$5,308,673	$5,298,150
JPMorgan Chase	0.89%	06/03/08	TBD	$2,983,240	$2,981,250
Credit Suisse	2.75%	06/02/08	TBD	$1,634,639	$1,631,150
JPMorgan Chase	2.09%	05/09/08	TBD	$1,291,983	$1,288,094
Credit Suisse	2.63%	05/01/08	TBD	$1,186,493	$1,181,325
Lehman Brothers	2.05%	04/18/08	TBD	$1,590,585	$1,584,000

(1)	TBD — To be determined.

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
149	U.S. Treasury Notes (10 Year)	September 2008	$16,974,359	$(304,735)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	9

Schedule of Investments June 30, 2008 (Unaudited)	Series M Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligation
U.S. Treasury Bonds,
4.38%, 2/15/38
(Cost — $14,574,177) — 3.3%	$15,265	$14,878,612

Mortgage Pass-Through
Federal National Mortgage Assoc.,
5.00%, 8/01/19
(Cost — $539,211) — 0.1%	535	533,426

Collateralized Mortgage Obligations
Federal Home Loan Mortgage Corp., Series 2875, Class MA,
5.50%, 5/15/26	5,577	5,646,762
Federal Home Loan Mortgage Corp., Series 2945, Class BD,
5.50%, 10/15/34	2,719	2,770,905
Federal Home Loan Mortgage Corp., Series 2964, Class NA,
5.50%, 2/15/26	3,470	3,523,970
Federal Home Loan Mortgage Corp., Series 3018, Class GN,
6.00%, 9/15/26	5,810	5,902,653
Federal Home Loan Mortgage Corp., Series 3128, Class BA,
5.00%, 1/15/24	305	308,920
Federal Home Loan Mortgage Corp., Series 3200, Class GA,
5.50%, 10/15/27	4,577	4,669,855
Federal National Mortgage Assoc., Series 03-86, Class DL,
4.00%, 9/25/10	415	418,376
Federal National Mortgage Assoc., Series 07-32, Class KP,
5.50%, 4/25/37	8,833	9,005,662

Total Collateralized Mortgage Obligations (Cost — $31,906,408) — 7.1%		32,247,103

Commercial Mortgage Backed Securities
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	5,935	6,082,963
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B,
6.67%, 4/15/36	175	180,565
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2,
5.79%, 8/11/11	4,619	4,664,524
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B,
5.27%, 5/11/12	1,000	987,190
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	750	709,228
Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4,
5.93%, 5/10/45(a)	3,580	3,495,750
Banc of America Commercial Mortgage, Inc., Series 06-4, Class A4,
5.63%, 7/10/46(a)	5,000	4,815,898
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4,
5.36%, 10/10/45	6,015	5,689,833
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(a)	6,000	5,704,559
Banc of America Commercial Mortgage, Inc., Series 07-3, Class A4,
5.84%, 5/10/17(a)	3,950	3,733,999
Banc of America Commercial Mortgage, Inc., Series 07-5, Class A4,
5.49%, 10/10/17(a)	5,000	4,769,550
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	2,300	2,386,010
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-T16, Class A6,
4.75%, 10/13/14	7,355	6,945,664
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4,
5.41%, 12/11/40(a)	1,000	969,746
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	1,000	932,557
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class A4,
5.62%, 3/11/39(a)	5,000	4,811,591
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class AJ,
5.62%, 3/11/39(a)	1,000	826,072
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4,
5.54%, 9/11/41	775	742,272
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	5,000	4,712,308
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	281	288,851
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	368	376,788
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A2A,
6.03%, 12/10/49(a)	5,000	4,970,050
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.30%, 12/10/49(a)	3,500	3,401,195
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5,
5.62%, 10/15/48	500	480,459
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49	5,000	4,622,072
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32	182	184,242
Commercial Mortgage Asset Trust, Series 06-C8, Class A3,
5.31%, 12/10/46	5,000	4,722,315
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 1/15/11	492	504,174

10	JUNE 30, 2008

Schedule of Investments (continued)	Series M Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2,
5.94%, 9/15/11	$4,251	$4,310,357
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A3,
5.54%, 1/15/49(a)	5,000	4,677,254
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4,
5.91%, 6/15/39(a)	2,930	2,785,650
Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3,
5.47%, 9/15/39	5,000	4,752,842
Credit Sussie Mortgage Capital Certificates, Series 06-C1, Class A3,
5.71%, 2/15/39(a)	4,820	4,750,171
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	272	277,436
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	877	908,520
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2,
7.39%, 12/15/31	315	324,246
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2,
7.84%, 3/15/10	134	139,718
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	5,378	5,572,291
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	280	286,962
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B,
6.64%, 3/18/11	216	216,793
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4,
6.29%, 8/11/33	1,660	1,696,855
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4,
4.89%, 3/10/40	390	373,181
General Electric Capital Commercial Mortgage Corp., Series 07-C1, Class A4,
5.54%, 12/10/49	4,000	3,746,127
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E,
8.14%, 8/15/09(a)	5,000	5,171,380
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	335	346,179
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	2,398	2,486,889
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class B,
7.59%, 6/16/10(b)	1,000	1,044,237
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10	4,525	4,676,306
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B,
6.67%, 4/15/34	390	402,277
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B,
5.10%, 7/10/39	1,000	977,350
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C1, Class B,
4.19%, 5/10/36	5,000	4,673,308
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.67%, 5/10/40(a)	3,465	3,430,715
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class B,
6.43%, 11/18/30	6,000	6,014,852
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	275	269,306
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	300	281,475
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.99%, 8/10/45(a)	5,000	4,781,034
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B,
5.10%, 11/11/12	1,000	976,551
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3,
3.86%, 7/05/35	250	238,785
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3,
4.57%, 8/10/42	70	67,917
Greenwich Capital Commercial Funding Corp., Series 05-GG5, Class AJ,
5.48%, 4/10/37(a)	1,000	880,433
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4,
6.11%, 7/10/38(a)	13,110	12,932,631
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	3,000	2,795,379
Heller Financial Commercial Mortgage Asset, Series 99-PH1, Class B,
6.95%, 5/15/31(a)	5,719	5,782,667
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	5,595	5,740,690
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11	3,240	3,273,312
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	222	226,083
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class B,
6.45%, 3/15/33	5,000	5,126,014
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4,
4.90%, 9/12/37	280	264,221
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4,
6.07%, 4/15/45(a)	3,505	3,442,906

JUNE 30, 2008	11

Schedule of Investments (continued)	Series M Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4,
5.40%, 5/15/45	$4,885	$4,624,977
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A25,
5.30%, 5/15/47	4,820	4,733,328
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3,
5.34%, 5/15/47(a)(b)	796	747,112
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB19, Class A4,
5.94%, 2/12/49(a)	5,000	4,754,594
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32	446	458,927
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	4,660	4,711,322
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	988	1,024,749
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/16(c)	624	635,668
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4,
5.29%, 6/15/29(a)	220	217,030
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4,
5.66%, 3/15/39	355	344,084
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,000	946,149
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A2,
5.30%, 2/15/40	3,725	3,633,239
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40	5,600	5,206,751
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A2,
5.59%, 9/15/45	5,000	4,889,508
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4,
5.41%, 7/12/46(d)	5,475	5,192,913
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class B,
6.66%, 3/15/31	3,000	3,028,084
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class A2,
6.04%, 8/11/12(a)	4,100	4,063,308
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.46%, 1/11/43(a)	5,000	4,930,147
Morgan Stanley Capital, Inc., Series 07-T27, Class A4,
5.80%, 6/13/42(a)	7,648	7,249,866
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	247	254,056
Salomon Brothers Mortgage Securities VII, Series 00-C2, Class A2,
7.46%, 4/18/10	1,657	1,708,322
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 12/18/33	5,894	6,035,337
Salomon Brothers Mortgage Securities VII, Series 01-C1, Class A3,
6.43%, 3/18/11	4,727	4,837,983
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3,
6.50%, 10/13/11	6,325	6,489,961
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(a)	3,556	3,558,362
TIAA Commercial Mortgage Trust, Series 07-C4, Class A3,
6.09%, 8/15/39(a)	5,000	4,898,337
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(c)	3,102	3,153,778
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	5,000	4,878,597
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.93%, 5/15/43(a)	1,000	974,965
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3,
6.01%, 6/15/45	500	493,040
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2,
5.50%, 10/15/48	5,400	5,344,518
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A3,
5.68%, 10/15/48	6,025	5,806,048
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	5,000	4,687,174
Wachovia Bank Commercial Mortgage Trust, Series 07-C32, Class A3,
5.93%, 6/15/49(a)	5,000	4,744,276

Total Commercial Mortgage Backed Securities (Cost — $319,584,263) — 69.4%		313,088,235

Asset Backed Securities
Capital Auto Receivables Asset Trust, Series 06-1, Class A4,
5.04%, 5/17/10	2,825	2,851,992
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A,
4.98%, 5/15/11(b)	4,871	4,925,090
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A,
5.00%, 4/15/11	3,300	3,348,059
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3,
4.84%, 7/15/09	4	4,418
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4,
4.88%, 6/15/12	3,875	3,903,899
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3,
5.13%, 5/15/11	6,059	6,117,547
Citibank Credit Card Master Trust I, Series 99-2, Class A,
5.88%, 3/10/11	200	203,461
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	374	376,968

12	JUNE 30, 2008

Schedule of Investments (concluded)	Series M Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
DaimlerChrysler Auto Trust, Series 06-C, Class A3,
5.02%, 7/08/10	$830	$835,599
Ford Credit Auto Owner Trust, Series 06-C, Class A3,
5.16%, 11/15/10	3,900	3,953,591
Harley-Davidson Motorcycle Trust, Series 05-3, Class A2,
4.41%, 6/15/12	5,579	5,621,398
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3,
5.10%, 5/15/12	2,635	2,669,201
Honda Auto Receivables Owner Trust, Series 05-4, Class A4,
4.60%, 11/22/10	3,181	3,199,354
Honda Auto Receivables Owner Trust, Series 06-3, Class A3,
5.12%, 10/15/10	5,983	6,043,938
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3,
5.44%, 4/15/10	3,049	3,075,512
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3,
5.10%, 11/15/10	1,000	1,012,572
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.20%, 1/25/18(a)	10,000	10,178,900
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12	8,675	8,759,963
USAA Auto Owner Trust, Series 05-4, Class A3,
4.83%, 4/15/10	43	42,667
USAA Auto Owner Trust, Series 05-4, Class A4,
4.89%, 8/15/12	250	253,100
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	1,150	1,171,672
USAA Auto Owner Trust, Series 06-4, Class A3,
5.01%, 6/15/11	8,000	8,083,910
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	3,400	3,450,567
Wachovia Auto Owner Trust, Series 05-B, Class A4,
4.84%, 4/20/11	500	504,628
World Omni Auto Receivables Trust, Series 06-B, Class A4,
5.12%, 6/15/12	500	508,064

Total Asset Backed Securities (Cost — $79,971,628) — 18.0%		81,096,070

	Shares
Short-Term Investment
Galileo Money Market Fund, 2.32%(e)
(Cost — $9,824,001) — 2.2%	9,824,001	9,824,001

Total Investments (Cost — $456,399,688*) — 100.1%		451,667,447
Liabilities in Excess of Other Assets — (0.1)%		(505,865)

Net Assets — 100.0%		$451,161,582

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$456,399,688

Gross unrealized appreciation	$2,269,840
Gross unrealized depreciation	(7,002,081)

Net unrealized depreciation	$(4,732,241)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	All or a portion of security, with a market value of $5,367,943 has been pledged as collateral in connection with open financial futures contracts.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Interest Income
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 06-3, Class A4	—	—	—	$222,760

(e)	Represents current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
1,515	U.S. Treasury Notes (2 Year)	September 2008	$319,972,734	$1,396,530
239	U.S. Treasury Notes (5 Year)	September 2008	$26,422,570	22,317
450	U.S. Treasury Bonds (20 Year)	September 2008	$52,017,188	833,138

Total Net Unrealized Appreciation				$2,251,985

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
687	U.S. Treasury Notes (10 Year)	September 2008	$78,264,328	$(490,631)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	13

Schedule of Investments June 30, 2008 (Unaudited)	Series N Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 2.4%
Pima County IDRB (Tucson Electric Power Co. Project) Series 2008A,
6.38%, 9/01/29	$250	$247,140

California — 9.7%
California Statewide Communities Development Authority RB (Sutter Health Project) Series 2004D,
5.05%, 8/15/38	500	498,435
Sacramento County Airport System RB Series 2008B (FSA Insurance),
5.25%, 7/01/39	500	491,360

		989,795

Connecticut — 2.2%
Mashantucket Western Pequot Tribe RB Series 2006A,
5.50%, 9/01/36(a)	250	219,898

Florida — 24.3%
Florida Housing Finance Corp. Homeowner Mortgage RB Series 2000-10,
5.50%, 7/01/17	400	406,708

Florida Housing Finance Corp. Homeowner Mortgage RB Series 2008-1 (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. Insurance),

6.00%, 7/01/39	500	503,105
Hillsborough County Aviation Authority RB (Tampa International Airport Project) Series 2008A (Assured Guaranty Ltd),
5.50%, 10/01/38	500	502,290
Jacksonville Port Authority RB Series 2008 (Assured Guaranty Ltd.),
6.00%, 11/01/38	400	413,028
Miami-Dade County Aviation RB (Miami International Airport Project) Series 2008B (Assured Guaranty Ltd.),
5.00%, 10/01/28	400	398,960
Miami-Dade County School Board COP Series 2008B,
5.25%, 5/01/31	250	252,278

		2,476,369

Georgia — 2.3%
Main Street Natural Gas, Inc. RB (Gas Project) Series 2008A,
6.38%, 7/15/38	250	239,850

Illinois — 9.1%
Illinois Finance Authority RB (Children’s Memorial Hospital Project) Series 2008A (Assured Guaranty Ltd.),
5.25%, 8/15/33	500	497,895
Illinois Finance Authority RB (Edward Hospital Obligated Group Project) Series 2008A (AMBAC Insurance),
6.25%, 2/01/33	400	426,084

		923,979

Louisiana — 4.9%
Louisiana Local Government Environmental Facilities and Community Development Authority RB (Westlake Chemical Corp. Project) Series 2007,
6.75%, 11/01/32	250	249,022
St. John Baptist Parish RB (Marathon Oil Corp. Project) Series 2007A,
5.13%, 6/01/37	275	249,739

		498,761

Michigan — 9.6%
Advanced Technology Academy Public School Academy RB Series 2008,
6.00%, 11/01/37	200	192,516
Detroit Water Supply System RB Series 2005B (BHAC Insurance, FGIC Insurance),
5.50%, 7/01/35	500	523,095
Wayne County Airport Authority RB (Detroit Metropolitan Wayne County Airport Project) Series 2008A (Assured Guaranty Ltd.),
5.75%, 12/01/26	250	258,503

		974,114

Nevada — 2.1%
Clark County IDRB (Nevada Power Co. Project) Series 1995A,
5.60%, 10/01/30	250	213,782

New Jersey — 2.4%
New Jersey Housing & Mortgage Finance Agency Single Family Housing RB Series 2008X,
5.38%, 4/01/30	250	246,978

Ohio — 4.9%
Lorain County Hospital RB (Catholic Healthcare Partners Project) Series 2003C-2 (FSA Insurance),
5.00%, 4/01/33	500	495,055

Pennsylvania — 7.2%
Allegheny County Hospital Development Authority RB (West Penn Allegheny Health System Project) Series 2007A,
5.00%, 11/15/13	250	238,090
Pennsylvania Economic Development Financing Authority Exempt Facilities RB (Reliant Energy Seward, LLC Project) Series 2002B,
6.75%, 12/01/36	250	252,280
Susquehanna Area Regional Airport Authority RB Series 2008A,
6.50%, 1/01/38	250	244,705

		735,075

Tennessee — 2.3%
Tennessee Energy Acquisition Corp. RB (Gas Project) Series 2006A,
5.25%, 9/01/26	250	229,922

Texas — 4.5%
Brazos River Authority PCRB (TXU Electric Co. Project) Series 2001A,
8.25%, 10/01/30	250	250,132
Texas Public Finance Authority Charter School Finance Corp. RB (KIPP, Inc. Project) Series 2006A (ACA Insurance),
5.00%, 2/15/28	250	210,440

		460,572

14	JUNE 30, 2008

Schedule of Investments (concluded)	Series N Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wyoming — 4.9%
Wyoming Municipal Power Agency Supply System RB Series 2008A,
5.50%, 1/01/38	$500	$497,830

Total Municipal Bonds (Cost — $9,463,457) — 92.8%		9,449,120

Municipal Bonds Transferred to Tender Option Bond Trusts
Virginia — 5.0%
University of Virginia RB Municipal Trust Receipts Floaters Series 2008X-2761,
5.00%, 6/01/40(b)
(Cost $517,319) — 5.0%	500	509,970

	Shares
Short-Term Investment
Wilmington Tax-Free Money Market Fund, 1.06%(c)
(Cost — $698,980) — 6.8%	698,980	698,980

Total Investments (Cost — $10,679,756*) — 104.6%		10,658,070
Liabilities in Excess of Other Assets — (1.4)%		(142,393)
Liability for Trust Certificates, Including Interest and Fees Payable — (3.2)%		(330,637)

Net Assets — 100.0%		$10,185,040

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,679,756

Gross unrealized appreciation	$37,472
Gross unrealized depreciation	(59,158)

Net unrealized depreciation	$(21,686)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Represents current yield as of report date.

•	Swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount	Unrealized Depreciation
Pay a fixed rate of 3.369% and receive a floating rate based on 4 Month USD LIBOR

JP Morgan Chase Expires, September 2018	$515,000	$(4,401)

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JUNE 30, 2008	15

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Bond Allocation Target Shares

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Bond Allocation Target Shares

Date: August 22, 2008